Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
5.	Intangible Assets

Intangible assets consisted of the following:

	December 31, 2021	December 31, 2020
	US$	US$
Land use rights	814,865	795,833
Patents	31,384	30,651
Software	10,201	9,962
Trademarks	131,814	128,736
Total	988,264	965,182
Less: accumulated amortization	426,263	389,663
Intangible assets, net	562,001	575,519

Amortization expense was $26,951, $26,195 and $28,159 for the years ended December 31, 2021, 2020 and 2019, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2022	$23,438
2023	16,297
2024	16,297
2025	16,297
2026	16,297
Thereafter	473,375
$562,001

As of December 31, 2021 and 2020, the Company pledged land use rights to secure bank borrowings to the Company as disclosed in Note 8.